Condensed Consolidated and Combined Carve-Out Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating revenues: (Notes 3 and 9)
Time charter and bareboat revenues	$ 36,981	$ 22,116	$ 73,052	$ 43,882
Other income	2	3	151	11
Total revenues	36,983	22,119	73,203	43,893
Operating expenses: (Note 9)
Vessel operating expenses	7,164	4,324	13,971	8,921
Depreciation	11,560	6,782	22,960	13,562
General and administrative expenses	984	1,461	2,052	2,504
Goodwill impairment charge (Note 4)	6,217		6,217
Total operating expenses	25,925	12,567	45,200	24,987
Operating income	11,058	9,552	28,003	18,906
Finance income (expense) (Note 9):
Interest income	2	3	3	4
Interest expense	(4,212)	(3,856)	(8,398)	(6,569)
Other finance expense	(79)	(914)	(99)	(1,135)
Realized and unrealized gain (loss) on derivative instruments (Note 5)	253	(2,342)	(5,370)	(2,296)
Net gain (loss) on foreign currency transactions	(132)	36	(60)	12
Total finance expense	(4,168)	(7,073)	(13,924)	(9,984)
Income before income taxes	6,890	2,479	14,079	8,922
Income tax benefit (expense) (Note 8)	(3)	18	(6)	(1)
Net income	6,887	2,497	14,073	8,921
General Partner's interest in net income	128	50	263	177
Limited Partners' interest in net income	$ 6,759	$ 2,447	$ 13,810	$ 8,744
Earnings per unit (Note 11):
Cash distributions declared and paid per unit (Note 11)	$ 0.510	$ 0.435	$ 0.510	$ 0.435
Common Units [Member]
Finance income (expense) (Note 9):
Net income			$ 8,065	$ 4,362
Limited Partners' interest in net income	$ (5,292)	$ (4,788)	$ (8,569)	$ (5,371)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.280	$ 0.140	$ 0.553	$ 0.505
Subordinated Units [Member]
Finance income (expense) (Note 9):
Net income			$ 5,745	$ 4,382
Limited Partners' interest in net income	$ (2,411)	$ (2,511)	$ (3,903)	$ (3,095)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.287	$ 0.143	$ 0.671	$ 0.511
General Partner Unit [Member]
Finance income (expense) (Note 9):
Net income			$ 263	$ 177
General Partner's interest in net income	$ (157)	$ (149)	$ (255)	$ (173)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.262	$ 0.141	$ 0.557	$ 0.507